Label	Element	Value
Integrity Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTEGRITY GROWTH & INCOME FUND-FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Integrity Growth & Income Fund (the "Fund" ) seeks to provide long-term growth of capital with
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	dividend income as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts with respect to purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "The Shares Offered; Class A Shares" and "How to Reduce Your Sales Charge" on page 44 and 47, respectively, of the Fund's prospectus, Appendix A of the Fund's prospectus, and "Purchase and Redemption of Shares" on page B-51 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual F und Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 29, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover--
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 4.29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.29%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts with respect to purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "The Shares Offered; Class A Shares" and "How to Reduce Your Sales Charge" on page 44 and 47, respectively, of the Fund's prospectus, Appendix A of the Fund's prospectus, and "Purchase and Redemption of Shares" on page B-51 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example--
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the contractual expense limitation agreement remains in place for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund is managed using a blended growth and income investment strategy. The Fund seeks to invest primarily in domestic common stocks, balancing its investments between growth and dividend-paying stocks, depending on where value is in the stock market. The Fund may also invest in stocks that are currently not paying dividends, but offer prospects for future income or capital appreciation.

The Fund's investment adviser, Viking Fund Management, LLC (the "Investment Adviser" ) makes its investment decisions utilizing a top-down approach which focuses on sector weightings given the Investment Adviser's broader economic and market outlook. Individual companies are then selected by considering a number of factors that may include, but are not limited to, revenue growth, earnings growth rate, dividend yield, price-to-earnings (P/E) multiples, strength of balance sheet, and price momentum. Although the Fund may invest in companies of any size, the investment adviser prefers large cap companies for the Fund. Subject to its attention to responsible investment criteria described below, the Fund is not constrained by investments in any particular segment of the stock market.

The Investment Adviser seeks to emphasize companies that it believes both offer attractive investment opportunities and demonstrate a positive awareness of their impact on the society in which they operate. Factors considered may include:

*	fairness of employment policies and labor relations;

*	involvement in the community;

*	efforts and strategies to minimize the negative impact of business activities and products on the environment and to embrace alternatives to reduce polluting and unnecessary animal suffering; and

*	management and board governance.

In addition, the Investment Adviser does not intend to invest in companies that it believes derive material revenue from gambling, firearms, pornography, the production of alcohol or tobacco, or non-humanitarian business operations in countries considered State Sponsors of Terrorism by the U.S. Secretary of State.

The Fund's portfolio management team may consider selling a security if, among other considerations, its business fundamentals have deteriorated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund is managed using a blended growth and income investment strategy. The Fund seeks to invest primarily in domestic common stocks, balancing its investments between growth and dividend-paying stocks, depending on where value is in the stock market. The Fund may also invest in stocks that are currently not paying dividends, but offer prospects for future income or capital appreciation.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

Effective as of October 20, 2022, the Fund changed its name from the Integrity ESG Growth & Income Fund to the Integrity Growth & Income Fund.

Since August 1, 2009, the Fund has been managed by Viking Fund Management, LLC. The results from February 1, 2007 to July 31, 2009 were achieved while the Fund was managed by Integrity Money Management, Inc. ("Integrity Money Management" ). The results from April 25, 2005 to January 31, 2007 were achieved while the Fund was managed by Integrity Money Management and IPS Advisory, Inc., the Fund's sub-adviser. The results prior to April 25, 2005 were achieved while the Fund was managed by a different investment adviser that used different investment strategies and techniques.

The bar chart below shows the variability of the Fund's performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the Fund's performance from year to year for Class A shares.The table below shows the Fund's average annual total returns for 1, 5, and 10 years for Class A shares, and for 1 year, 5 years, and since inception for Class C and Class I shares, and how they compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-276-1262
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.integrityvikingfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Per Share Total Return per Calendar Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

During the ten-year period shown in the bar chart, the highest return for a quarter was 15.39% (quarter ended June 30, 2020) and the lowest return for a quarter was -17.43% (quarter ended March 31, 2020). The Fund's calendar year-to-date total return as of September 30, 2023 was 11.65%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2022)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The return information below reflects applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are shown for Class A shares only; after-tax returns for Class C and Class I shares will vary. Actual after-tax returns depend on an investor's tax situation and may differ from those shown
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on an investor's tax situation and may differ from those shown , and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts ("IRAs" ).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the Fund's average annual total returns for 1, 5, and 10 years for Class A shares, and for 1 year, 5 years, and since inception for Class C and Class I shares, and how they compare with those of a broad measure of market performance. The return information below reflects applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for Class C and Class I shares will vary. Actual after-tax returns depend on an investor's tax situation and may differ from those shown , and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts ("IRAs" ).

Integrity Growth & Income Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.
Integrity Growth & Income Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Integrity Growth & Income Fund | General Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	General Market Risk: There is no assurance that the Fund will meet its investment objective. The prices of the securities in which the Fund invests may fluctuate as a result of market factors such as interest rates, credit spreads, or commodity prices, and the Fund's share price and the value of your investment may change. Since the value of the Fund's shares can go up or down, it is possible to lose money by investing in the Fund.
Integrity Growth & Income Fund | Style Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Style Risk: The Fund is managed according to an investment strategy that at times reflects either growth or value style investing, and therefore is subject to the risks associated with these styles. One risk is that a growth investing style may fall out of favor with investors for a period of time during which the Fund may underperform other funds that employ a different style. In addition, growth stocks typically are more volatile than value stocks due to their relatively high valuations and sensitivity to investor perceptions of the issuer's growth potential. As a result, the price of a growth stock may experience a larger decline on a forecast of lower earnings or other negative development, than would a value stock. Furthermore, because the value of growth companies is a function of their expected earnings growth, there is a risk that such earnings growth may not occur or cannot be sustained. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the Fund. Additionally, the events that the Investment Adviser believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.
Integrity Growth & Income Fund | Responsible Investing Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Responsible Investing Risk: The Fund's responsible investment criteria could cause it to underperform similar funds that do not have such criteria. Among the reasons for this are: ethically aware companies could fall out of favor with investors or fail to perform as well as companies that do not fit the Fund's responsible investment criteria; stocks that do not meet the responsible investment criteria could outperform those that do; and the responsible investment criteria could cause the Fund to sell or avoid stocks that subsequently perform well.
Integrity Growth & Income Fund | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk: Certain securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. These features may make it more difficult to sell or buy a security at a favorable price or time.
Integrity Growth & Income Fund | Market Valuation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Valuation Risk: Some companies that are growing very fast have unreasonable valuations by traditional valuation techniques. Since these companies' stock prices do not reflect the usual relationships between price and corporate earnings or income, their stocks tend to be extraordinarily volatile and speculative.
Integrity Growth & Income Fund | Dividend-Paying Stock Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Dividend-Paying Stock Risk: Because the Fund can only distribute what it earns, the Fund's distributions to shareholders could decline when dividend income from the dividend-paying stocks in the Fund's portfolio declines. Investments in dividend-paying stocks involve the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend, which could affect the Fund's ability to generate income. Key factors that might cause a company to reduce or eliminate its dividend include deteriorating fundamentals or changes in priority of the uses of capital, among other factors.
Integrity Growth & Income Fund | Risks of Investments in Smaller Companies [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of Investments in Smaller Companies: The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio. Generally, the smaller the company size, the greater these risks become.
Integrity Growth & Income Fund | Valuation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk: The sales price the Fund could receive for any particular portfolio investment may differ from the Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.
Integrity Growth & Income Fund | Cybersecurity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. The Fund's share price may decline as a result of unauthorized actions taken during a security breach or subsequent market activity in response to the security breach.
Integrity Growth & Income Fund | S&P 500® TR Index(1) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Label	rr_AverageAnnualReturnLabel	S&P 500® TR Index(1) (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(18.11%)	[1]
5 Years	rr_AverageAnnualReturnYear05	9.42%	[1]
10 Years	rr_AverageAnnualReturnYear10	12.56%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	10.56%	[1]
Integrity Growth & Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.24%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 620
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	992
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,389
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,495
Annual Return 2013	rr_AnnualReturn2013	27.76%
Annual Return 2014	rr_AnnualReturn2014	6.01%
Annual Return 2015	rr_AnnualReturn2015	(2.10%)
Annual Return 2016	rr_AnnualReturn2016	9.81%
Annual Return 2017	rr_AnnualReturn2017	18.68%
Annual Return 2018	rr_AnnualReturn2018	(1.89%)
Annual Return 2019	rr_AnnualReturn2019	33.10%
Annual Return 2020	rr_AnnualReturn2020	17.14%
Annual Return 2021	rr_AnnualReturn2021	27.61%
Annual Return 2022	rr_AnnualReturn2022	(21.31%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.43%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(25.24%)
5 Years	rr_AverageAnnualReturnYear05	7.85%
10 Years	rr_AverageAnnualReturnYear10	9.69%
Since Inception	rr_AverageAnnualReturnSinceInception
Integrity Growth & Income Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(25.20%)
5 Years	rr_AverageAnnualReturnYear05	7.08%
10 Years	rr_AverageAnnualReturnYear10	8.41%
Since Inception	rr_AverageAnnualReturnSinceInception
Integrity Growth & Income Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(18.95%)
5 Years	rr_AverageAnnualReturnYear05	6.18%
10 Years	rr_AverageAnnualReturnYear10	7.60%
Since Inception	rr_AverageAnnualReturnSinceInception
Integrity Growth & Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.58%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.99%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 302
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	746
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,318
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,871
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(22.67%)
5 Years	rr_AverageAnnualReturnYear05	8.38%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	8.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 03, 2015
Integrity Growth & Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.99%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	441
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	805
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,828
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(21.11%)
5 Years	rr_AverageAnnualReturnYear05	9.23%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2016
Integrity Growth & Income Fund | Class I | S&P 500® TR Index(1) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® TR Index(1) (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(18.11%)	[1]
5 Years	rr_AverageAnnualReturnYear05	9.42%	[1]
10 Years	rr_AverageAnnualReturnYear10	12.56%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	11.32%	[1]
Integrity Growth & Income Fund | Class C / No Redemption
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 202
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	746
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,318
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,871

[1]	The S&P 500® TR Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies by market value.
[2]	The Fund's investment adviser, Viking Fund Management, LLC ("Viking Management," "investment manager," or the "Adviser" ), has contractually agreed to waive fees and reimburse expenses through November 29, 2024 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.24% of average daily net assets for Class A shares, 1.99% of average daily net assets for Class C shares, and 0.99% of Class I shares. This expense limitation agreement may only be terminated or modified prior to November 29, 2024 with the approval of the Fund's Board of Trustees. The terms of the expense limitation agreement provide that Viking Management is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which Viking Management waived fees or reimbursed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund's current expense limitation.